UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2010

Item 1:	Report to Shareholders.

2010

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Developing Growth Fund

For the fiscal year ended July 31, 2010

Lord Abbett Developing Growth Fund

Annual Report

For the fiscal year ended July 31, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Developing Growth Fund’s performance for the fiscal year ended July 31, 2010. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund’s portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

For the fiscal year ended July 31, 2010, the Fund returned 22.48%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 2000® Growth Index1, which returned 16.71% over the same period.

The broad market generally advanced during the beginning of this one-year period, peaking in April 2010 and then entering a period of volatility through July 2010. This market activity was largely influenced by changing perceptions of the U.S. economic recovery, concerns over Greece and the stability of the eurozone, and uncertainty surrounding the “Flash Crash” of May 6, 2010. As our expectations for macroeconomic growth began to moderate, we began to place greater emphasis on holdings that we considered to have stable earnings streams stemming from defensible market niches.

The largest contributor to performance during this period was stock selection, specifically within the information technology and health care sectors. Aruba Networks, a secured wireless network provider, performed well during the year as it continued to take market share from competitors. SuccessFactors, a software provider for business needs, has benefited from surging demand for its products. Within the health care sector, Insulet Corporation, a medical device company, was another strong performer. Shares of the company have risen as demand for its disposable insulin pump has increased along with market share.

The Fund’s relative performance was hampered by negative stock selection in both the financials and industrials sectors during the one-year period. Shares of real estate information and consulting company, China Real Estate Information Corp., fell amid concerns about China’s economic growth slowing as a result of government tightening policies. Calamos Asset Management saw shares fall along with the majority of the U.S. asset management industry, as a result of concerns relating to the decline in the equity market. Within the industrials sector, shares of solar energy company, Sunpower Corp., tumbled after news of accounting discrepancies surfaced.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

The views of the Fund’s management and the portfolio holdings described in this report are as of July 31, 2010; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000® Growth Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended July 31, 2010

	1 Year	5 Years	10 Years	Life of Class
Class A3	15.45%	4.15%	1.88%	–
Class B4	17.67%	4.56%	1.97%	–
Class C5	21.71%	4.72%	1.88%	–
Class F6	22.75%	–	–	-5.34%
Class I7	22.93%	5.77%	2.86%	–
Class P7	22.36%	5.30%	2.41%	–
Class R2[8]	22.13%	–	–	-5.80%
Class R3[9]	22.32%	–	–	-5.70%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended July 31, 2010, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 through July 31, 2010).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 2/1/10 –7/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/1/10	7/31/10	2/1/10 - 7/31/10
Class A
Actual	$1,000.00	$1,116.30	$5.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.23	$5.66
Class B
Actual	$1,000.00	$1,112.70	$9.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.99	$8.90
Class C
Actual	$1,000.00	$1,112.80	$9.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.99	$8.90
Class F
Actual	$1,000.00	$1,117.70	$4.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.45	$4.41
Class I
Actual	$1,000.00	$1,118.40	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.95	$3.91
Class P
Actual	$1,000.00	$1,116.10	$6.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.73	$6.11
Class R2
Actual	$1,000.00	$1,115.00	$7.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.97	$6.90
Class R3
Actual	$1,000.00	$1,115.30	$6.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.47	$6.41

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.13% for Class A, 1.78% for Classes B and C, 0.88% for Class F, 0.78% for Class I, 1.22% for Class P, 1.38% for Class R2 and 1.28% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2010

Sector*	%**	Sector*	%**
Consumer Discretionary	19.48%	Information Technology	31.16%
Energy	2.56%	Materials	2.57%
Financials	8.14%	Short-Term Investment	4.05%
Health Care	16.33%	Total	100.00%
Industrials	15.71%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

July 31, 2010

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 96.51%

COMMON STOCKS 96.51%

Aerospace & Defense 3.82%
BE Aerospace, Inc.*	474,564	$13,952
DigitalGlobe, Inc.*	378,356	10,314
HEICO Corp.	223,238	8,825
Hexcel Corp.*	728,440	13,615

Total		46,706

Airlines 0.52%
Copa Holdings SA Class A (Panama)(a)	122,440	6,324

Auto Components 1.19%
Westport Innovations, Inc. (Canada)*(a)	730,093	14,522

Biotechnology 4.19%
Acorda Therapeutics, Inc.*	384,053	12,420
BioMarin Pharmaceutical, Inc.*	206,483	4,512
Cepheid, Inc.*	442,581	7,325
Human Genome Sciences, Inc.*	311,448	8,079
Incyte Corp. Ltd.*	816,689	10,633
Momenta Pharmaceuticals, Inc.*	384,901	8,214

Total		51,183

Capital Markets 1.79%
Affiliated Managers Group, Inc.*	117,563	8,327
Financial Engines, Inc.*	927,918	13,594

Total		21,921

Chemicals 2.28%
ChemSpec International Ltd. ADR	415,034	3,320
Rockwood Holdings, Inc.*	354,247	10,348
STR Holdings, Inc.*	634,019	14,202

Total		27,870

Investments	Shares	Value (000)
Commercial Banks 2.74%
Signature Bank*	317,446	$12,203
SVB Financial Group*	275,752	11,910
Western Alliance Bancorp*	1,281,400	9,316

Total		33,429

Commercial Services & Supplies 3.56%
Clean Harbors, Inc.*	206,120	13,019
Corporate Executive Board Co. (The)	192,400	5,420
EnerNOC, Inc.*	533,252	17,779
Higher One Holdings, Inc.*	518,061	7,243

Total		43,461

Communications Equipment 5.20%
Acme Packet, Inc.*	553,337	15,637
Aruba Networks, Inc.*	1,370,151	23,265
DG FastChannel, Inc.*	291,716	11,123
Riverbed Technology, Inc.*	365,728	13,565

Total		63,590

Computers & Peripherals 2.75%
Fortinet, Inc.*	578,926	10,426
Netezza Corp.*	1,390,050	21,546
Stratasys, Inc.*	72,193	1,640

Total		33,612

Construction & Engineering 0.07%
Orion Marine Group, Inc.*	71,221	885

Consumer Finance 0.80%
Green Dot Corp. Class A*	224,353	9,759

Diversified Consumer Services 3.67%
American Public Education, Inc.*	235,112	10,500
Capella Education Co.*	99,368	9,233

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2010

Investments	Shares	Value (000)
Diversified Consumer Services (continued)
K12, Inc.*	371,997	$9,691
Strayer Education, Inc.	64,488	15,438

Total		44,862

Diversified Financial Services 1.34%
Portfolio Recovery Associates, Inc.*	235,167	16,386

Electrical Equipment 4.12%
American Superconductor Corp.*	490,787	14,797
Harbin Electric, Inc. (China)*(a)	779,266	14,315
Polypore International, Inc.*	635,109	15,598
Trina Solar Ltd. ADR*	261,000	5,674

Total		50,384

Electronic Equipment, Instruments & Components 2.34%
FARO Technologies, Inc.*	360,687	7,419
Hollysys Automation Technologies Ltd. (China)*(a)	373,590	3,646
IPG Photonics Corp.*	727,026	11,712
Maxwell Technologies, Inc.*	464,236	5,868

Total		28,645

Energy Equipment & Services 1.25%
CARBO Ceramics, Inc.	190,398	15,270

Health Care Equipment & Supplies 7.74%
Align Technology, Inc.*	689,093	11,956
DexCom, Inc.*	1,062,225	11,854
DynaVox, Inc. Class A*	299,563	4,643
Endologix, Inc.*	2,072,469	9,471
Insulet Corp.*	694,040	10,265
NuVasive, Inc.*	79,843	2,616
NxStage Medical, Inc.*	979,855	15,472
Thoratec Corp.*	504,511	18,556

Investments	Shares	Value (000)
Volcano Corp.*	444,667	$9,814

Total		94,647

Health Care Providers & Services 0.74%
Accretive Health, Inc.*	514,912	6,122
Bio-Reference Laboratories, Inc.*	136,700	2,867

Total		8,989

Health Care Technology 0.72%
SXC Health Solutions Corp.*	129,297	8,779

Hotels, Restaurants & Leisure 3.56%
BJ’s Restaurants, Inc.*	358,172	9,133
Chipotle Mexican Grill, Inc.*	110,409	16,329
Home Inns & Hotels Management, Inc. ADR*	249,836	10,511
WMS Industries, Inc.*	197,058	7,589

Total		43,562

Household Durables 0.71%
Tempur-Pedic International, Inc.*	283,138	8,684

Information Technology Services 1.41%
hiSoft Technology International Ltd. ADR*	669,686	8,036
VeriFone Holdings, Inc.*	417,231	9,129

Total		17,165

Insurance 0.52%
CNinsure, Inc. ADR	270,133	6,370

Internet & Catalog Retail 0.89%
Overstock.com, Inc.*	551,378	10,901

Internet Software & Services 7.10%
Ancestry.com, Inc.*	357,889	7,065
Constant Contact, Inc.*	695,743	13,560
GSI Commerce, Inc.*	256,825	5,784
LogMeIn, Inc.*	487,005	13,880
MercadoLibre, Inc. (Argentina)*(a)	154,221	9,330

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2010

Investments	Shares	Value (000)
Internet Software & Services (continued)
OpenTable, Inc.*	519,399	$23,217
QuinStreet, Inc.*	381,203	4,593
SINA Corp. (China)*(a)	216,838	9,276

Total		86,705

Life Sciences Tools & Services 0.81%
PAREXEL International Corp.*	483,085	9,918

Machinery 3.09%
Chart Industries, Inc.*	564,294	10,050
China Valves Technology, Inc. (China)*(a)	965,026	10,268
Middleby Corp. (The)*	154,133	8,864
RBC Bearings, Inc.*	281,356	8,629

Total		37,811

Media 0.70%
IMAX Corp. (Canada)*(a)	554,568	8,579

Metals & Mining 0.30%
Gulf Resources, Inc. (China)*(a)	427,475	3,702

Oil, Gas & Consumable Fuels 1.32%
Clean Energy Fuels Corp.*	575,305	10,862
Oasis Petroleum, Inc.*	307,900	5,296

Total		16,158

Pharmaceuticals 2.22%
Auxilium Pharmaceuticals, Inc.*	116,261	2,623
Impax Laboratories, Inc.*	315,272	5,167
Salix Pharmaceuticals, Ltd.*	457,207	19,390

Total		27,180

Professional Services 0.62%
Kforce, Inc.*	563,213	7,609

Real Estate Management & Development 1.00%
Altisource Portfolio Solutions SA (Luxembourg)*(a)	431,353	12,237

Investments	Shares	Value (000)
Semiconductors & Semiconductor Equipment 6.20%
Atheros Communications, Inc.*	227,269	$6,009
Cavium Networks, Inc.*	587,726	15,769
MaxLinear, Inc. Class A*	182,500	2,283
NetLogic Microsystems, Inc.*	727,241	21,497
Renesola Ltd. ADR*	1,980,190	15,010
Rubicon Technology, Inc.*	293,330	8,873
Veeco Instruments, Inc.*	144,714	6,266

Total		75,707

Software 6.36%
Concur Technologies, Inc.*	315,621	14,607
SS&C Technologies Holdings, Inc.*	574,336	9,821
SuccessFactors, Inc.*	878,308	17,838
Synchronoss Technologies, Inc.*	716,555	13,966
Taleo Corp. Class A*	244,069	6,004
VanceInfo Technologies, Inc. ADR*	607,789	15,432

Total		77,668

Specialty Retail 4.45%
Citi Trends, Inc.*	238,115	7,474
Dick’s Sporting Goods, Inc.*	291,699	7,675
Lumber Liquidators Holdings, Inc.*	275,984	6,850
Rue21, Inc.*	238,076	7,221
Ulta Salon, Cosmetics & Fragrance, Inc.*	395,999	10,003
Vitamin Shoppe, Inc.*	362,327	9,899
Zumiez, Inc.*	286,748	5,247

Total		54,369

See Notes to Financial Statements.

Schedule of Investments (concluded)

July 31, 2010

Investments	Shares	Value (000)
Textiles, Apparel & Luxury Goods 4.42%
Deckers Outdoor Corp.*	271,603	$13,822
Fossil, Inc.*	161,351	6,390
lululemon athletica, Inc. (Canada)*(a)	334,528	13,876
Steven Madden Ltd.*	234,143	9,045
Under Armour, Inc. Class A*	288,029	10,818

Total		53,951

Total Common Stocks (cost $955,153,895)		1,179,500

WARRANT 0.00%

Information Technology Services
Lantronix, Inc.*(c) (cost $0)	7,405	–	(b)

Total Long-Term Investments (cost $955,153,895)		1,179,500

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.07%

Repurchase Agreement
Repurchase Agreement dated 7/30/2010, 0.02% due 8/2/2010 with Fixed Income Clearing Corp. collateralized by $50,915,000 of Federal National Mortgage Assoc. at 0.25% due 5/2/2011; value: $50,787,713; proceeds: $49,789,745 (cost $49,789,662)	$49,790	$49,790

Total Investments in Securities 100.58% (cost $1,004,943,557)		1,229,290

Liabilities in Excess of Other Assets (0.58%)		(7,116)

Net Assets 100.00%		$1,222,174

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Valued at zero as of July 31, 2010.
(c)	Exercise price of $28.08 and expiration date of 2/9/2011.

See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2010

ASSETS:
Investments in securities, at value (cost $1,004,943,557)	$1,229,289,833
Receivables:
Investment securities sold	9,828,510
Capital shares sold	3,581,045
Interest and dividends	28,215
Prepaid expenses and other assets	62,954
Total assets	1,242,790,557
LIABILITIES:
Payables:
Investment securities purchased	16,249,565
Capital shares reacquired	1,987,429
12b-1 distribution fees	899,733
Management fee	517,544
Directors’ fees	423,148
Fund administration	39,705
To affiliates (See Note 3)	24,064
Accrued expenses	475,331
Total liabilities	20,616,519
NET ASSETS	$1,222,174,038
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,169,260,373
Accumulated net investment loss	(423,148)
Accumulated net realized loss on investments	(171,009,463)
Net unrealized appreciation on investments	224,346,276
Net Assets	$1,222,174,038

See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

July 31, 2010

Net assets by class:
Class A Shares	$570,044,100
Class B Shares	$21,159,639
Class C Shares	$79,512,215
Class F Shares	$93,269,051
Class I Shares	$279,772,378
Class P Shares	$115,302,641
Class R2 Shares	$3,453,370
Class R3 Shares	$59,660,644
Outstanding shares by class:
Class A Shares (875 million shares of common stock authorized, $.001 par value)	34,519,638
Class B Shares (40 million shares of common stock authorized, $.001 par value)	1,437,886
Class C Shares (25 million shares of common stock authorized, $.001 par value)	5,373,662
Class F Shares (30 million shares of common stock authorized, $.001 par value)	5,610,192
Class I Shares (30 million shares of common stock authorized, $.001 par value)	16,006,068
Class P Shares (30 million shares of common stock authorized, $.001 par value)	7,097,205
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	210,678
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	3,629,214
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$16.51
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$17.52
Class B Shares-Net asset value	$14.72
Class C Shares-Net asset value	$14.80
Class F Shares-Net asset value	$16.62
Class I Shares-Net asset value	$17.48
Class P Shares-Net asset value	$16.25
Class R2 Shares-Net asset value	$16.39
Class R3 Shares-Net asset value	$16.44

See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2010

Investment income:
Dividends	$1,364,157
Interest and other	3,936
Total investment income	1,368,093
Expenses:
Management fee	5,630,185
12b-1 distribution plan-Class A	1,814,799
12b-1 distribution plan-Class B	233,365
12b-1 distribution plan-Class C	700,811
12b-1 distribution plan-Class F	58,908
12b-1 distribution plan-Class P	581,860
12b-1 distribution plan-Class R2	12,085
12b-1 distribution plan-Class R3	175,759
Shareholder servicing	1,677,391
Fund administration	430,415
Subsidy (See Note 3)	355,219
Registration	118,038
Reports to shareholders	83,963
Professional	59,895
Custody	58,892
Directors’ fees	27,848
Other	39,038
Gross expenses	12,058,471
Expense reductions (See Note 7)	(540)
Net expenses	12,057,931
Net investment loss	(10,689,838)
Net realized and unrealized gain:
Net realized gain on investments	123,031,742
Net change in unrealized appreciation/depreciation on investments	87,311,234
Net realized and unrealized gain	210,342,976
Net Increase in Net Assets Resulting From Operations	$199,653,138

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended July 31, 2010	For the Year Ended July 31, 2009
Operations:
Net investment loss	$(10,689,838)	$(8,268,662)
Net realized gain (loss) on investments	123,031,742	(222,790,001)
Net change in unrealized appreciation/depreciation on investments	87,311,234	19,015,559
Net increase (decrease) in net assets resulting from operations	199,653,138	(212,043,104)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	502,941,902	224,102,824
Cost of shares reacquired	(324,592,733)	(228,463,100)
Net increase (decrease) in net assets resulting from capital share transactions	178,349,169	(4,360,276)
Net increase (decrease) in net assets	378,002,307	(216,403,380)
NET ASSETS:
Beginning of year	$844,171,731	$1,060,575,111
End of year	$1,222,174,038	$844,171,731
Accumulated net investment loss	$(423,148)	$(428,909)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Year Ended 7/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.49	$16.64	$19.96	$17.80	$17.08

Investment operations:

Net investment loss(a)	(.16)	(.13)	(.14)	(.16)	(.16)

Net realized and unrealized gain (loss)	3.18	(3.02)	(.74)	5.33	1.09

Total from investment operations	3.02	(3.15)	(.88)	5.17	.93

Distributions to shareholders from:

Net realized gain	–	–	(2.44)	(3.01)	(.21)

Net asset value, end of year	$16.51	$13.49	$16.64	$19.96	$17.80

Total Return(b)	22.48%	(18.99)%	(5.92)%	32.03%	5.45%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.14%	1.28%	1.13%	1.19%	1.18%

Expenses, excluding expense reductions	1.14%	1.28%	1.14%	1.19%	1.18%

Net investment loss	(1.01)%	(1.11)%	(.77)%	(.86)%	(.90)%

Supplemental Data:
Net assets, end of year (000)	$570,044	$446,012	$630,191	$553,180	$459,283

Portfolio turnover rate	156.05%	198.56%	240.09%	224.72%	168.74%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 7/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$12.10	$15.02	$18.35	$16.67	$16.12

Investment operations:

Net investment loss(a)	(.23)	(.19)	(.24)	(.26)	(.26)

Net realized and unrealized gain (loss)	2.85	(2.73)	(.65)	4.95	1.02

Total from investment operations	2.62	(2.92)	(.89)	4.69	.76

Distributions to shareholders from:

Net realized gain	–	–	(2.44)	(3.01)	(.21)

Net asset value, end of year	$14.72	$12.10	$15.02	$18.35	$16.67

Total Return(b)	21.67%	(19.51)%	(6.55)%	31.23%	4.71%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.79%	1.93%	1.78%	1.84%	1.82%

Expenses, excluding expense reductions	1.79%	1.93%	1.79%	1.84%	1.82%

Net investment loss	(1.66)%	(1.76)%	(1.41)%	(1.52)%	(1.54)%

Supplemental Data:
Net assets, end of year (000)	$21,160	$22,308	$35,992	$50,855	$73,000

Portfolio turnover rate	156.05%	198.56%	240.09%	224.72%	168.74%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Year Ended 7/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$12.17	$15.11	$18.43	$16.74	$16.18

Investment operations:

Net investment loss(a)	(.23)	(.19)	(.24)	(.26)	(.26)

Net realized and unrealized gain (loss)	2.86	(2.75)	(.64)	4.96	1.03

Total from investment operations	2.63	(2.94)	(.88)	4.70	.77

Distributions to shareholders from:

Net realized gain	–	–	(2.44)	(3.01)	(.21)

Net asset value, end of year	$14.80	$12.17	$15.11	$18.43	$16.74

Total Return(b)	21.71%	(19.52)%	(6.46)%	31.14%	4.75%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.79%	1.93%	1.78%	1.84%	1.82%

Expenses, excluding expense reductions	1.79%	1.93%	1.79%	1.84%	1.82%

Net investment loss	(1.66)%	(1.76)%	(1.43)%	(1.52)%	(1.53)%

Supplemental Data:
Net assets, end of year (000)	$79,512	$56,558	$77,561	$59,056	$55,335

Portfolio turnover rate	156.05%	198.56%	240.09%	224.72%	168.74%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Year Ended 7/31		9/28/2007(a) to 7/31/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.55	$16.67	$21.92

Investment operations:

Net investment loss(b)	(.12)	(.11)	(.10)

Net realized and unrealized gain (loss)	3.19	(3.01)	(2.71)

Total from investment operations	3.07	(3.12)	(2.81)

Distributions to shareholders from:

Net realized gain	–	–	(2.44)

Net asset value, end of period	$16.62	$13.55	$16.67

Total Return(c)	22.75%	(18.78)%	(14.18	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.88%	1.06%	.76	%(d)

Expenses, excluding expense reductions	.88%	1.06%	.77	%(d)

Net investment loss	(.75)%	(.91)%	(.61	)%(d)

Supplemental Data:
Net assets, end of period (000)	$93,269	$23,070	$3,877

Portfolio turnover rate	156.05%	198.56%	240.09%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Year Ended 7/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$14.23	$17.49	$20.79	$18.38	$17.57

Investment operations:

Net investment loss(a)	(.11)	(.10)	(.08)	(.10)	(.10)

Net realized and unrealized gain (loss)	3.36	(3.16)	(.78)	5.52	1.12

Total from investment operations	3.25	(3.26)	(.86)	5.42	1.02

Distributions to shareholders from:

Net realized gain	–	–	(2.44)	(3.01)	(.21)

Net asset value, end of year	$17.48	$14.23	$17.49	$20.79	$18.38

Total Return(b)	22.93%	(18.70)%	(5.57)%	32.41%	5.81%

Ratios to Average Net Assets:

Expenses, including expense reductions	.79%	.93%	.78%	.84%	.82%

Expenses, excluding expense reductions	.79%	.93%	.79%	.84%	.82%

Net investment loss	(.66)%	(.77)%	(.43)%	(.52)%	(.53)%

Supplemental Data:
Net assets, end of year (000)	$279,772	$180,896	$200,162	$136,670	$101,769

Portfolio turnover rate	156.05%	198.56%	240.09%	224.72%	168.74%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 7/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.29	$16.41	$19.72	$17.64	$16.94

Investment operations:

Net investment loss(a)	(.17)	(.14)	(.16)	(.17)	(.18)

Net realized and unrealized gain (loss)	3.13	(2.98)	(.71)	5.26	1.09

Total from investment operations	2.96	(3.12)	(.87)	5.09	.91

Distributions to shareholders from:

Net realized gain	–	–	(2.44)	(3.01)	(.21)

Net asset value, end of year	$16.25	$13.29	$16.41	$19.72	$17.64

Total Return(b)	22.36%	(19.07)%	(5.95)%	31.84%	5.37%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.24%	1.38%	1.24%	1.29%	1.27%

Expenses, excluding expense reductions	1.24%	1.38%	1.25%	1.29%	1.27%

Net investment loss	(1.11)%	(1.22)%	(.88)%	(.97)%	(.98)%

Supplemental Data:
Net assets, end of year (000)	$115,303	$98,786	$105,675	$74,312	$60,174

Portfolio turnover rate	156.05%	198.56%	240.09%	224.72%	168.74%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 7/31		9/28/2007(a) to 7/31/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.43	$16.61	$21.92

Investment operations:

Net investment loss(b)	(.20)	(.16)	(.16)

Net realized and unrealized gain (loss)	3.16	(3.02)	(2.71)

Total from investment operations	2.96	(3.18)	(2.87)

Distributions to shareholders from:

Net realized gain	–	–	(2.44)

Net asset value, end of period	$16.39	$13.43	$16.61

Total Return(c)	22.13%	(19.21)%	(14.48	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.39%	1.54%	1.16	%(d)

Expenses, excluding expense reductions	1.39%	1.54%	1.17	%(d)

Net investment loss	(1.26)%	(1.37)%	(.94	)%(d)

Supplemental Data:
Net assets, end of period (000)	$3,453	$1,291	$835

Portfolio turnover rate	156.05%	198.56%	240.09%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 7/31		9/28/2007(a) to 7/31/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.45	$16.62	$21.92

Investment operations:

Net investment loss(b)	(.18)	(.15)	(.15)

Net realized and unrealized gain (loss)	3.17	(3.02)	(2.71)

Total from investment operations	2.99	(3.17)	(2.86)

Distributions to shareholders from:

Net realized gain	–	–	(2.44)

Net asset value, end of period	$16.44	$13.45	$16.62

Total Return(c)	22.32%	(19.13)%	(14.44	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.28%	1.45%	1.08	%(d)

Expenses, excluding expense reductions	1.28%	1.45%	1.09	%(d)

Net investment loss	(1.16)%	(1.28)%	(.87	)%(d)

Supplemental Data:
Net assets, end of period (000)	$59,661	$15,251	$6,281

Portfolio turnover rate	156.05%	198.56%	240.09%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. On March 31, 2010, the Fund no longer made Class B shares available for purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended July 31, 2007 through July 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

Notes to Financial Statements (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)
Common Stocks	$1,179,500	$–		$–	$1,179,500
Repurchase Agreement	–	49,790		–	49,790
Warrant	–	–	(1)	–	–	(1)
Total	$1,179,500	$49,790		$–	$1,229,290
*	See Schedule of Investments for values in each industry.
(1)	Valued at zero as of July 31, 2010.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”) pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the fiscal year ended July 31, 2010, the effective management fee paid to Lord Abbett was at an annualized rate of .52% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of July 31, 2010, the percentages of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund and Lord Abbett Diversified Equity Strategy Fund were 11.26% and .54%, respectively.

Notes to Financial Statements (continued)

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended July 31, 2010:

Distributor Commissions	Dealers’ Concessions
$107,434	$621,835

Distributor received CDSCs of $8,176 and $19,034 for Class A and Class C shares, respectively, for the fiscal year ended July 31, 2010.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2010, the components of accumulated earnings on a tax-basis were as follows:

Capital loss carryforward*	$(160,983,587)
Temporary differences	(423,148)
Unrealized gains – net	214,320,400
Total accumulated gains – net	$52,913,665
*	As of July 31, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

2017	2018	Total
$118,105,826	$42,877,761	$160,983,587

Notes to Financial Statements (continued)

As of July 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,014,969,433
Gross unrealized gain	237,815,363
Gross unrealized loss	(23,494,963)
Net unrealized security gain	$214,320,400

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Permanent items identified during the fiscal year ended July 31, 2010 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Paid-in Capital
$10,695,599	$(10,695,599)

The permanent difference is attributable to the tax treatment of net investment losses.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended July 31, 2010 were as follows:

Purchases	Sales
$1,769,938,485	$1,616,137,678

There were no purchases or sales of U.S. Government securities for the fiscal year ended July 31, 2010.

6.    DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into an arrangement with the Fund’s transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for

Notes to Financial Statements (continued)

temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% of the amount available under the Facility to .15%. This amount is included in Other Expenses on the Fund’s Statement of Operations. In connection with the renewal, the Fund paid an upfront commitment fee of .05% on December 4, 2009, which is included in Prepaid expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of July 31, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended July 31, 2010.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities, it may experience increased market, liquidity, currency, political, information and other risks.

The Fund’s investments in foreign companies and ADRs may present increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Notes to Financial Statements (continued)

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended July 31, 2010		Year Ended July 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,638,509	$166,551,551	6,642,323	$80,165,451
Converted from Class B*	183,659	2,846,009	237,805	2,782,149
Shares reacquired	(9,363,219)	(144,339,225)	(11,684,776)	(134,364,113)
Increase (decrease)	1,458,949	$25,058,335	(4,804,648)	$(51,416,513)

Class B Shares
Shares sold	284,608	$3,840,023	317,285	$3,409,858
Shares reacquired	(484,942)	(6,774,287)	(599,654)	(6,364,225)
Converted to Class A*	(205,426)	(2,846,009)	(269,671)	(2,782,149)
Decrease	(405,760)	$(5,780,273)	(552,040)	$(5,736,516)

Class C Shares
Shares sold	1,816,597	$25,300,358	1,165,097	$12,776,842
Shares reacquired	(1,091,967)	(15,094,737)	(1,650,508)	(17,202,543)
Increase (decrease)	724,630	$10,205,621	(485,411)	$(4,425,701)

Class F Shares
Shares sold	6,369,330	$99,577,275	1,735,189	$19,116,019
Shares reacquired	(2,462,053)	(39,404,566)	(264,837)	(3,000,926)
Increase	3,907,277	$60,172,709	1,470,352	$16,115,093

Class I Shares
Shares sold	4,954,966	$82,144,492	3,877,760	$45,717,506
Shares reacquired	(1,661,279)	(27,324,619)	(2,607,149)	(29,987,314)
Increase	3,293,687	$54,819,873	1,270,611	$15,730,192

Class P Shares
Shares sold	4,905,363	$73,780,518	3,806,548	$47,700,423
Shares reacquired	(5,243,493)	(80,852,778)	(2,811,945)	(32,274,829)
Increase (decrease)	(338,130)	$(7,072,260)	994,603	$15,425,594

Class R2 Shares
Shares sold	202,712	$3,216,060	60,455	$753,616
Shares reacquired	(88,188)	(1,368,299)	(14,593)	(155,481)
Increase	114,524	$1,847,761	45,862	$598,135

Class R3 Shares
Shares sold	3,093,212	$48,531,625	1,205,404	$14,463,109
Shares reacquired	(597,827)	(9,434,222)	(449,406)	(5,113,669)
Increase	2,495,385	$39,097,403	755,998	$9,349,440
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (concluded)

12.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett Developing Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Developing Growth Fund, Inc. (the “Fund”), including the schedule of investments, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Developing Growth Fund, Inc. as of July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

September 29, 2010

Basic Information About Management

The Board of Directors (the “Board”) is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Fund’s investment adviser.

Interested Directors

The following Directors are associated with Lord Abbett and are “interested persons” of the Fund as defined in the Act. Mr. Dow and Ms. Foster are officers and directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1995 and Chairman since 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Managing Partner of Lord Abbett (since 2007) and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.	N/A

Independent Directors

The following independent or outside Directors (“Independent Directors”) also are directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).	Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as director of R.H. Donnelley Inc. and Adelphia Communications Inc.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation During Past Five Years	Other Directorships

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002). Previously served as a director of Engineered Support Systems, Inc.

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).	Previously served as a director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Advisor of One Equity Partners, a private equity firm (since 2004).	Currently serves as a director and Chairman of the Board of GMAC Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998). Previously served as a director of Viacell Inc.

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

F. Thomas O’Halloran, III (1955)	Executive Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 2001.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Anthony W. Hipple (1964)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2002.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006 and was formerly an attorney at Morgan, Lewis & Bockius LLP.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Fund’s Directors. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Developing Growth Fund, Inc.

LADG-2

(09/10)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2010 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., Franklin W. Hobbs, and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2010 and 2009 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2010	2009
Audit Fees {a}	$40,000	$40,000
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	$40,000	$40,000

Tax Fees {b}	7,362	7,347
All Other Fees	- 0 -	- 0 -

Total Fees	$47,362	$47,347

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2010 and 2009 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f)	Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2010 and 2009 were:

	Fiscal year ended:
	2010	2009
All Other Fees {a}	$140,000	$237,324

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2010 and 2009 were:

	Fiscal year ended:
	2010	2009
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 27, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 27, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 27, 2010